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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      December 31, 2009
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quadrangle GP Investors LLC
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Address:     375 Park Avenue
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             New York, New York 10152
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Form 13F File Number:    028-12824
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua Steiner
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Title:       Managing Member
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Phone:       (212) 418-1700
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Signature, Place, and Date of Signing:


    /s/ Joshua Steiner             New York, NY              February 12, 2010
----------------------------    ----------------------     ---------------------
        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          1
                                                ------------------

Form 13F Information Table Entry Total:                     4
                                                ------------------

Form 13F Information Table Value Total:              $427,152
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                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  NUMBER        FORM 13F FILE NUMBER                          NAME
  ------        --------------------               -------------------------
    1                 28-12825                     QCP GP Investors II LLC



Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.






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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8
--------------------  --------  ----------   --------   ----------------------  ----------  -------- -------------------------------
                       TITLE                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP      (X$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
NTELOS
HLDGS CORP (a)        COM        67020Q107    102,904      5,777,880   SH         SOLE               5,777,880
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PROTECTION
ONE, INC. (a)         COM NEW    743663403     76,489     11,803,886   SH         SOLE               11,803,886
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DICE
HLDGS INC (b)         COM        253017107    148,312     22,643,055   SH         SOLE          1    22,643,055
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NTELOS
HLDGS CORP (b)        COM        67020Q107     99,447      5,583,797   SH         SOLE          1    5,583,797
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


(a) Position under the investment discretion of Quadrangle GP Investors LLC.

(b) Position under the investment discretion of QCP GP Investors II LLC.